Long-term Debt, Net of Unamortized Debt Discount and Debt Issuance Costs - Schedule of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Long-term Debt, Unclassified
2024	$ 39,000
Less: unamortized discount and issuance costs	(5,295)
Carrying value of long-term debt	$ 33,705	$ 26,313	$ 17,113	$ 0